EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan.

Prior to the fourth quarter of 2013, plan assets were administered and managed by the Wealth Management division of First Financial Bank. During the fourth quarter of 2013, the investment management and trustee services were transitioned to a third party vendor. As of December 31, 2013 and 2014, plan assets were primarily invested in publicly traded equity mutual funds and fixed income mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The current target asset allocation set by the Bank for the Plan is 60% equities and 40% fixed income, with the aim to use the fixed income component to match the identified near and long-term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

Associates are eligible to request a lump sum distribution from the Company's pension plan at retirement or upon leaving the Company. As a result of lump sum distributions from the plan during 2013, First Financial was required to re-measure the plan's assets and liabilities and recognized pension settlement charges of $6.2 million. Consistent with FASB ASC Topic 715, Compensation - Retirement Benefits, pension settlement charges are an acceleration of previously deferred costs that would have been recognized in future periods and are triggered when lump sum distributions exceed an annual accounting threshold for the plan. The accounting threshold for lump sum distributions reset on January 1, 2014 and the annual accounting threshold was not exceeded during the year. Therefore, First Financial recognized no pension settlement charges for the year ended December 31, 2014.

As a result of the plan’s updated actuarial projections for 2014, First Financial recorded income related to its pension plan of $1.1 million for 2014, compared to expense of $5.5 million for 2013 and income of $0.5 million for 2012. First Financial made no cash contributions to the pension plan in 2012, 2013 or 2014 and does not expect to make a cash contribution to the plan in 2015.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$55,591	$67,678
Service cost	4,119	3,705
Interest cost	2,388	2,319
Amendments	0	124
Actuarial gain (loss)	6,025	(6,745)
Benefits paid, excluding settlement	(8,343)	(1,111)
Settlements	0	(10,379)
Benefit obligation at end of year	59,780	55,591

Change in plan assets
Fair value of plan assets at beginning of year	131,647	123,716
Actual return on plan assets	10,022	19,421
Employer contribution	0	0
Benefits paid, excluding settlement	(8,343)	(1,111)
Settlements	0	(10,379)
Fair value of plan assets at end of year	133,326	131,647

Amounts recognized in the Consolidated Balance Sheets
Assets	73,546	76,056
Liabilities	0	0
Net amount recognized	$73,546	$76,056

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$31,644	$28,411
Net prior service cost	(3,159)	(3,573)
Deferred tax assets	(10,581)	(9,273)
Net amount recognized	$17,904	$15,565

Change in accumulated other comprehensive income (loss)	$2,339	$(15,773)

Accumulated benefit obligation	$59,063	$53,664

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2014	2013	2012
Service cost	$4,119	$3,705	$3,483
Interest cost	2,388	2,319	2,550
Expected return on assets	(9,055)	(8,988)	(9,055)
Amortization of prior service cost	(413)	(423)	(423)
Recognized net actuarial loss	1,824	2,709	2,964
Settlement charges	0	6,174	0
Net periodic benefit (income) cost	(1,137)	5,496	(481)

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	5,058	(17,178)	(1,954)
Prior service cost	0	124	0
Amortization of prior service cost	413	423	423
Amortization of gain	(1,824)	(2,709)	(2,964)
Settlement charges	0	(6,174)	0
Total recognized in accumulated other comprehensive income	3,647	(25,514)	(4,495)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$2,510	$(20,018)	$(4,976)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$1,780	$1,926	$3,248
Amortization of prior service credit	(413)	(413)	(423)

Weighted-average assumptions to determine
	December 31,
	2014	2013
Benefit obligations
Discount rate	3.76%	4.62%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.62%	3.73%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

The fair value of the plan assets as of December 31, 2014 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$172	$172	$0	$0
Fixed income mutual funds	49,938	49,938	0	0
Equity mutual funds	83,216	83,216	0	0
Total	$133,326	$133,326	$0	$0

The fair value of the plan assets as of December 31, 2013 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$126	$126	$0	$0
Fixed income mutual funds	50,277	50,277	0	0
Equity mutual funds	81,244	81,244	0	0
Total	$131,647	$131,647	$0	$0

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 19 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2015	$4,436
2016	5,946
2017	4,433
2018	5,089
2019	4,442
Thereafter	26,926

Effective January 1, 2014 all active plan participants immediately vest in their benefit, compared to the three year vesting period in effect as of December 31, 2013. Also beginning January 1, 2014, the Pension Plan no longer offers additional benefits for associates with compensation in excess of 50% of the Social Security wage base.

401(k) thrift plan. First Financial sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial contributions to the 401(k) plan are at the discretion of the board of directors and considers management's recommendation. First Financial measures the Company's performance compared to its identified peer group in determining whether to recommend a matching contribution, with the amount of the recommended matching contribution not to exceed 3% of the employee's annual earnings. Prior to January 1, 2014, First Financial contributed $1.00 for every $1.00 an employee contributed up to 3.00% of the employee's earnings and then contributed $0.50 for every $1.00 thereafter, up to a maximum First Financial total contribution of 4.00% of the employee's earnings. All First Financial matching contributions vest immediately. There were no contributions to the 401(k) plan during 2014. First Financial contributed $2.4 million to the plan during 2013 and $2.6 million during 2012.

Bank-owned life insurance. First Financial purchases life insurance policies on the lives of certain employees and is the owner and beneficiary of the policies. The Bank invests in these policies to provide an efficient form of funding for long-term retirement and other employee benefits costs. The policies are included within Accrued interest and other assets in the Consolidated Balance Sheets at each policy’s respective cash surrender value, with changes recorded in other noninterest income in the Consolidated Statements of Income. The carrying value of bank-owned life insurance policies was $93.0 million and $88.7 million at December 31, 2014, and 2013, respectively.